Share Capital and Share Premium (Details) - USD ($)																								12 Months Ended
	Jan. 08, 2025	Sep. 30, 2024	Aug. 26, 2024	Aug. 01, 2024	Apr. 26, 2023	Dec. 19, 2022	Dec. 06, 2022	Nov. 28, 2022	Nov. 21, 2022	Nov. 14, 2022	Nov. 07, 2022	Sep. 20, 2022	Sep. 19, 2022	Sep. 09, 2022	Sep. 02, 2022	Aug. 25, 2022	Jun. 18, 2022	Jun. 02, 2022	May 26, 2022	May 16, 2022	May 06, 2022	Apr. 19, 2022	Apr. 08, 2021	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 04, 2022	Apr. 21, 2022	Nov. 01, 2021	Sep. 01, 2021	Mar. 12, 2021
Disclosure of classes of share capital [line items]
Reverse stock split				1:4																		1:4
Common per share		$ 1.2		$ 5.88			$ 32	$ 32.8	$ 33.2	$ 30.8	$ 31.6	$ 35.2	$ 35.2	$ 41.2	$ 46.8	$ 54	$ 52.8	$ 60		$ 70.4	$ 91.2				$ 1.2			$ 47.2				$ 0.0001
Share issued		706,250		25,000			249,999	123,000	137,750	139,250	100,000		20,000	20,000	20,000	20,000	70,000	25,000		85,000	7,500				706,250		300,000	45,000
Preferred stock of convertible shares																							0.1
Common stcok date issue																							6 months
Exchange price per share			$ 3
Aggregate amount			$ 3,000,000
Preferred shares converted into common stock			10
Percentage of conversion shares issued			40.00%
Percentage of additional conversion shares			30.00%
Common stock, par value																								$ 0.0001
Cancellation of shares												163
Top of Range [Member]
Disclosure of classes of share capital [line items]
Reverse stock split						1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10	1:10
Bottom of Range [Member]
Disclosure of classes of share capital [line items]
Reverse stock split						1:4	1:4	1:4	1:4	1:4	1:4	1:4	1:4	1:4	1:4	1:4	1:4	1:4	1:4	1:4	1:4
Sun Lei [Member]
Disclosure of classes of share capital [line items]
Share issued																											1,000,000
Common Stock [Member]
Disclosure of classes of share capital [line items]
Reverse stock split		1:4			1:10																	1:10
Common per share						$ 28.4													$ 58.8		$ 91.2	$ 105.6							$ 97.2
Share issued						250,000															5,000	13,000		150,000,000
Common Stock [Member] | Top of Range [Member]
Disclosure of classes of share capital [line items]
Reverse stock split																					1:10
Common Stock [Member] | Bottom of Range [Member]
Disclosure of classes of share capital [line items]
Reverse stock split																					1:4
Common Stock [Member] | Sun Lei [Member]
Disclosure of classes of share capital [line items]
Share issued																			25,000
Preference shares [member]
Disclosure of classes of share capital [line items]
Shares authorized																								5,000,000
Common per share																								$ 0.0001
Share issued																								2,187,500		1,470,000	1,470,000
Series E Stock [Member]
Disclosure of classes of share capital [line items]
Common per share			$ 3
Share issued			1,000,000
Percentage of conversion shares issued			30.00%
Subsequents Event [Member]
Disclosure of classes of share capital [line items]
Reverse stock split	1-for-4
Shares of common stock	1,869,500
Subsequents Event [Member] | Common Stock [Member]
Disclosure of classes of share capital [line items]
Reverse stock split	1:4
Series A Convertible Preferred Stock [Member]
Disclosure of classes of share capital [line items]
Common per share																							$ 1
Share issued																							1,500,000
Subscription proceeds																							$ 1,500,000
Series C Convertible Preferred Stock [Member]
Disclosure of classes of share capital [line items]
Share issued																															150,000
Subscription proceeds																															$ 1,500,000
Preferred stock, par value																															$ 10
Series D Convertible Preferred Stock [Member]
Disclosure of classes of share capital [line items]
Preferred stock, par value																														$ 0.0001
Preferred stock share issued																														100,000
Total gross proceeds																														3,900,000
Series D Convertible Preferred Stock [Member] | Common Stock [Member]
Disclosure of classes of share capital [line items]
Preferred stock, par value																														$ 0.0001